Convertible Preferred Stock (Details) - Schedule of convertible preferred stock - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Conversion of Stock [Line Items]
Shares Authorized	22,806,009	22,806,009	16,872,475
Shares Issued and Outstanding	21,671,491	21,671,491	15,342,075
Aggregate Liquidation Preference (in Dollars)	$ 96,661,482	$ 96,661,482	$ 43,661,484
Series A [Member]
Conversion of Stock [Line Items]
Issuance Date	Jul. 06, 2016	Jul. 06, 2016	Jul. 06, 2016
Shares Authorized	8,000,000	8,000,000	8,000,000
Shares Issued and Outstanding	8,000,000	8,000,000	8,000,000
Original Issue Price per Share (in Dollars per share)	$ 1	$ 1	$ 1
Aggregate Liquidation Preference (in Dollars)	$ 8,000,000	$ 8,000,000	$ 8,000,000
Series B [Member]
Conversion of Stock [Line Items]
Issuance Date	Jul. 13, 2018	Jul. 13, 2018	Jul. 13, 2018
Shares Authorized	4,069,600	4,069,600	5,600,000
Shares Issued and Outstanding	4,069,600	4,069,600	4,069,600
Original Issue Price per Share (in Dollars per share)	$ 6.25	$ 6.25	$ 6.25
Aggregate Liquidation Preference (in Dollars)	$ 25,435,000	$ 25,435,000	$ 25,435,000
Series B-1 [Member]
Conversion of Stock [Line Items]
Issuance Date	Jul. 13, 2018	Jul. 13, 2018	Jul. 13, 2018
Shares Authorized	3,272,475	3,272,475	3,272,475
Shares Issued and Outstanding	3,272,475	3,272,475	3,272,475
Original Issue Price per Share (in Dollars per share)	$ 3.125	$ 3.125	$ 3.125
Aggregate Liquidation Preference (in Dollars)	$ 10,226,484	$ 10,226,484	$ 10,226,484
Series C [Member]
Conversion of Stock [Line Items]
Issuance Date	Feb. 04, 2020	Feb. 04, 2020
Shares Authorized	7,463,934	7,463,934
Shares Issued and Outstanding	6,329,416	6,329,416
Original Issue Price per Share (in Dollars per share)	$ 8.3736	$ 8.3736
Aggregate Liquidation Preference (in Dollars)	$ 52,999,998	$ 52,999,998